CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury Stock, Shares	218,589	0
Class A Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	750,000,000	750,000,000	0
Common Stock, Shares, Issued	59,377,953	44,792,517	0
Common Stock, Shares, Outstanding	59,159,364	44,792,517	0
Class V common stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	0
Common Stock, Shares, Issued	160,000,000	160,000,000	0
Common Stock, Shares, Outstanding	160,000,000	160,000,000	0